FAIR VALUE OF FINANCIAL INSTRUMENTS AND FINANCIAL RISK FACTORS - Disclosure of detailed information about aging of trade receivables (Details) - CAD ($) $ in Thousands	Aug. 31, 2020	Aug. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Gross trade receivables	$ 11,096	$ 11,900
Less: Provision for doubtful accounts	(13)	(268)
Net trade receivables	11,083	11,632
0-60 days [Member]
Disclosure of detailed information about financial instruments [line items]
Gross trade receivables	11,023	11,748
61-120 days [Member]
Disclosure of detailed information about financial instruments [line items]
Gross trade receivables	$ 73	$ 152